CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital	Share premium	Foreign currency translation reserve	Share-based payments reserve	Other reserves	Accumulated loss	Total
Balance at Dec. 31, 2016	$ 2,980	$ 194,992	$ 1,551	$ 7,574		$ (189,072)	$ 18,025
Comprehensive loss:
Net loss for the period						(15,172)	(15,172)
Other comprehensive loss			(503)				(503)
Total comprehensive loss for the period			(503)			(15,172)	(15,675)
Restricted stock units reserve		(50)			$ 50
Exercise of stock awards	31	2,094					2,125
Stock-based compensation				2,978			2,978
Balance at Jun. 30, 2017	3,011	197,036	1,048	10,552	50	(204,244)	7,453
Comprehensive loss:
Adjustment on initial application of IFRS 15						37,112	37,112
Restated balance at January 1, 2018	3,059	201,536	672	13,854	49	(183,168)	36,002
Balance at Dec. 31, 2017	3,059	201,536	672	13,854	49	(220,280)	(1,110)
Comprehensive loss:
Net loss for the period						(18,854)	(18,854)
Other comprehensive loss			(29)				(29)
Total comprehensive loss for the period			(29)			(18,854)	(18,883)
Restricted stock units reserve		(65)			65
Exercise of stock awards	39	4,715					4,754
Stock-based compensation				8,716			8,716
Balance at Jun. 30, 2018	$ 3,098	$ 206,186	$ 643	$ 22,570	$ 114	$ (202,022)	$ 30,589